Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Yimutian Inc. and its subsidiaries (collectively, the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of comprehensive loss, changes in shareholders’ deficit, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2025 and 2024 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.